14 Contract assets (Tables)	12 Months Ended
Dec. 31, 2020
Contract assets [abstract]
Schedule of contract assets

	December 31, 2019	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2020 (iii)

Total contract assets	7,617,714	3,984,158	55,706	(3,688,414)	7,969,164

(i)	The largest additions of the period are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 1,676 million, R$ 284 million and R$ 228 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Guarulhos, Cotia and Praia Grande, in the amounts of R$ 1,414 million, R$ 173 million, R$ 117 million and R$ 115 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 3,727 million, R$ 527 million and R$ 496 million, respectively.

	December 31, 2018	Additions	Write-offs	Transfers	Transfers of works to intangible assets	December 31, 2019

Total contract assets	7,407,948	3,532,283	(4,910)	10,710	(3,328,317)	7,617,714

	January 1, 2018	Additions	Transfers of works to intangible assets	December 31, 2018

Total contract assets	10,387,715	3,188,943	(6,168,710)	7,407,948